UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                  FORM N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

Investment Company Act file number 811-4216

                 DREYFUS CALIFORNIA TAX EXEMPT MONEY MARKET FUND
                (Exact name of Registrant as specified in charter)


                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                             New York, New York 10166
               (Address of principal executive offices) (Zip code)

                               Mark N. Jacobs, Esq.
                                 200 Park Avenue
                             New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including     (212) 922-6000
area code:

Date of fiscal year end:    March 31


Date of reporting period:   September 30, 2003


                                  FORM N-CSR

ITEM 1.      REPORTS TO STOCKHOLDERS.



      Dreyfus California
      Tax Exempt Money
      Market Fund

      SEMIANNUAL REPORT September 30, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            14   Statement of Assets and Liabilities

                            15   Statement of Operations

                            16   Statement of Changes in Net Assets

                            17   Financial Highlights

                            18   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                             Dreyfus California
                                                   Tax Exempt Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus California Tax Exempt Money Market Fund covers the six-month period from April 1, 2003, through September 30, 2003. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager,
Joseph    Irace.

After a prolonged period of sluggish growth, the U.S. economy has shown signs of sustainable improvement. Estimates of economic growth in 2003's second quarter have been revised upward, and many economists expect further improvement in the third and fourth quarters. At the same time, the Federal Reserve Board has reaffirmed its commitment to keeping interest rates near today's historically low levels. Therefore, we expect interest rates to remain relatively stable for the foreseeable future.

We believe that it is important for investors to remember that tax-exempt money market funds have continued to achieve their primary objective of preserving their shareholders' capital. For emergency reserves and money earmarked for near-term needs, we believe that money market funds remain a sound investment. As always, we encourage you to talk with your financial advisor about investment challenges and opportunities as market conditions evolve.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter

Chairman and Chief Executive Officer

The Dreyfus Corporation

October 15, 2003




DISCUSSION OF FUND PERFORMANCE

Joseph Irace, Portfolio Manager

How did Dreyfus California Tax Exempt Money Market Fund perform during the period?

For the six-month period ended September 30, 2003, the fund produced an annualized yield of 0.45%. Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.46%.(1)

The fund' s returns are primarily the result of low prevailing interest rates, which continued to decline through much of the reporting period.

What is the fund's investment approach?

The fund seeks as high a level of current income exempt from federal and California state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund normally invests substantially all of its net assets in municipal obligations that provide income
exempt   from   federal   and   California   state   personal   income   taxes.

In pursuing the fund' s investment approach, we normally employ two primary strategies. First, we attempt to add value by constructing a portfolio of high-quality money market instruments that provide income exempt from federal and California state personal income taxes. Second, we actively manage the fund' s weighted average maturity in anticipation of what we believe to be supply-and-demand changes in California's short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the fund's weighted average maturity, which should position the fund to purchase new securities with then-current higher yields, if higher yields materialize as a result of an increase in short-term supply. Yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which would tend to lengthen the fund' s weighted average maturity. If we anticipate limited
new-issue     The    Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

supply, we may extend the fund' s weighted average maturity to maintain then-current yields for as long as we deem practical. At other times, we typically try to maintain a weighted average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund's performance?

At the start of the reporting period, the nation and California had already experienced an extended cycle of economic weakness amid heightened international tensions and a persistently declining stock market. However, those adverse influences began to ease in April 2003, when major combat operations in Iraq wound down, the stock market rallied strongly and investors' economic expectations began to improve. Nonetheless, citing potential deflationary pressures and rising unemployment, the Federal Reserve Board (the "Fed") reduced interest rates further in late June 2003, driving the federal funds rate to a 45-year low of 1% . As a result, yields of tax-exempt money market securities continued to decline.

At  the  same  time,  California's severe fiscal problems put upward pressure on yields, helping to offset some of the effects of lower interest rates. Faced with declining tax revenues from the hard-hit technology industry and the lingering effects of the state' s 2001 energy crisis, California's projected deficit for the 2004 fiscal year exceeded $36 billion. Governor Davis and the state legislature attempted to balance the budget through a combination of spending cuts and one-time financing vehicles. However, some of those measures have been called into question by legal challenges and the successful recall election, which occurred just after the reporting period's end. As a result, the
state'   s    fiscal    condition    remained    unsettled.

In this challenging environment, we maintained a cautious investment posture. Due to the state' s fiscal condition, we invested in relatively few of the municipal  notes  that  California  issued  in  June.  Instead,  we  focused  on
securities    backed    by    third-party    insurance    or    other    credit

enhancements, such as revenue anticipation warrants backed by several major banks and investment firms.(2) In July, we took advantage of temporary market weakness to acquire more highly-rated California notes at what we regarded as attractive prices. As a result, the fund ended the reporting period with its weighted average maturity in a range that we consider relatively long.

What is the fund's current strategy?

We have seen encouraging signs of a more robust U.S. economy, and California's tax revenues recently have met budgeted projections. Accordingly, we are hopeful that short-term interest rates have bottomed and we may begin to see more opportunities for higher yields. In addition, we are hopeful that Governor-elect Schwarzenegger will impose the fiscal discipline we believe is required to
address    California'   s    budget    crisis.

However, because the Fed indicated its commitment to keeping short-term interest rates low, we have maintained the fund' s relatively long weighted average maturity, and we have continued to focus on a diversified array of tax-exempt money market instruments, including many backed by insurance and bank letters of credit. In our view, these are prudent strategies in California's currently unsettled market environment.

October 15, 2003

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-CALIFORNIA RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX
(AMT) FOR CERTAIN INVESTORS. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

(2) INSURANCE ON INDIVIDUAL SECURITIES EXTENDS TO THE REPAYMENT OF PRINCIPAL AND THE PAYMENT OF INTEREST IN THE EVENT OF DEFAULT. IT DOES NOT EXTEND TO THE MARKET VALUE OF THE FUND'S SECURITIES OR THE VALUE OF THE FUND'S SHARES.

                                                             The Fund

STATEMENT OF INVESTMENTS

September 30, 2003 (Unaudited)

                                                                                               Principal
TAX EXEMPT INVESTMENTS--99.2%                                                                  Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CALIFORNIA--98.9%

Alameda County Industrial Development Authority


  Industrial Revenue, VRDN (Intermountain Trading)

   1.30% (LOC; California State Teachers Retirement)                                            130,000  (a)             130,000

Antelope Valley Union High School District, GO Notes

   3%, 8/1/2004 (Insured; MBIA)                                                                 100,000                  101,612

Bay Area Governments Association:

  Grant Revenue (Bart SFO Extension)

      3.375%, 6/15/2004 (Insured; AMBAC)                                                        100,000                  101,595

   Revenue (California Redevelopment Agency Pool)

      5.25%, 12/15/2003 (Insured; FSA)                                                          100,000                  100,832

State of California:

  GO Notes, VRDN 1.05% (LOC: The Bank of New York, BNP

      Paribas and California State Teachers Retirement)                                       7,900,000  (a)           7,900,000

   RAW 2%, 6/16/2004 (Liquidity Facility: Lehman

      Brothers, Merrill Lynch and Societe Generale)                                          11,000,000               11,067,859

California Counties Industrial Development Authority

  IDR, VRDN (Allwire Inc. Project)

   1.30% (LOC; California State Teachers Retirement)                                            150,000  (a)             150,000

California Department of Water Resources, Water Revenue

  (Central Valley Project):

      4%, 12/1/2003                                                                             100,000                  100,465

      5.70%, 12/1/2003                                                                          100,000                  100,758

California Educational Facilities Authority, College

  and University Revenue:

    (Pooled College and University Projects)

         4.30%, 3/1/2004 (Insured; MBIA)                                                        300,000                  303,887

      VRDN:

         (Loyola Marymount University) 1.10% (Insured;
            MBIA and Liquidity Facility; Allied Irish Bank)                                     700,000  (a)             700,000

         (University of Judaism) 1.10% (LOC; Allied Irish Bank)                               3,500,000  (a)           3,500,000

California Health Facilities Financing Authority, Revenues

  VRDN (Adventist Health System/Sunbelt)

   1.13% (LOC; U.S. Bank NA)                                                                  4,210,000  (a)           4,210,000

California Housing Finance Agency, Revenue

   (Home Mortgage) 1.15%, 8/1/2004
   (Liquidity Facility: Bank of Nova Scotia and
   State Street Bank and Trust Co.)                                                           1,000,000                1,000,000

California Infrastructure and Economic Development Bank

  VRDN:

    IDR (Lance Camper Manufacturing Corp.)

         1.15% (LOC; Comerica Bank)                                                           2,920,000  (a)           2,920,000

      Revenue (Los Angeles SPCA Project)

         1.05% (LOC; The Bank of New York)                                                    6,200,000  (a)           6,200,000


                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CALIFORNIA (CONTINUED)

California Pollution Control Financing Authority, SWDR

  VRDN:

    (Greenteam of San Jose Project)

         1.15% (LOC; Wells Fargo Bank)                                                        1,800,000  (a)           1,800,000

      (Mission Trail Waste System)

         1.20% (LOC; Comerica Bank)                                                           1,600,000  (a)           1,600,000

      (Norcal Waste System Inc. Project)

         1.20% (LOC; Fleet National Bank)                                                     1,625,000  (a)           1,625,000

      (Waste Management Inc. Project)

         1.15% (LOC; JPMorgan Chase Bank)                                                     5,000,000  (a)           5,000,000

California Statewide Communities Development Authority:

  Revenue, Refunding (Sherman Oaks Project)

      5%, 8/1/2004 (Insured; AMBAC)                                                             100,000                  103,186

   VRDN:

      MFHR (Cameron Park Apartments)

         1.27% (Liquidity Facility; Merrill Lynch)                                            2,960,000  (a)           2,960,000

      Private Schools Revenue
         (St. Mary's & All Angels School)

            1.10% (LOC; Allied Irish Bank)                                                    4,000,000  (a)           4,000,000

California Statewide Communities Development

  Corporation, Industrial Revenue, VRDN:

    (Andercraf Products Inc.) 1.30%

         (LOC; California State Teachers Retirement)                                            345,000  (a)             345,000

      (DV Industries) 1.30% (LOC; California State

         Teachers Retirement)                                                                   945,000  (a)             945,000

      (J. Michelle) 1.30% (LOC; California State

         Teachers Retirement)                                                                 1,220,000  (a)           1,220,000

      (Lesaint) 1.10% (LOC; PNC Bank)                                                         2,100,000  (a)           2,100,000

      (Lustre California) 1.10% (LOC; Comerica Bank)                                          2,940,000  (a)           2,940,000

      (Redline Project) 1.30% (LOC; California State

         Teachers Retirement)                                                                   890,000  (a)             890,000

      (Ziemen Manufacturing Co. Project) 1.30%

         (LOC; California State Teachers Retirement)                                            245,000  (a)             245,000

Chaffey Community College District, GO Notes

   3%, 7/1/2004 (Insured; FSA)                                                                  200,000                  202,899

Chico, MFHR, Refunding, VRDN

   (Sycamore Glen) 1.20% (LOC; Bank of America)                                               1,890,000  (a)           1,890,000

Chula Vista Elementary School District, GO Notes

   5%, 8/1/2004 (Insured; FSA)                                                                  200,000                  206,604

Corona Redevelopment Agency
   Tax Allocation Revenue

   Refunding (Redevelopment Project Area A)

   7.50%, 9/1/2004 (Insured; FGIC)                                                              100,000                  105,815

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CALIFORNIA (CONTINUED)

Desert Sands Unified School District, COP

  (Measure O Project):

      3.50%, 3/1/2004 (Insured; MBIA)                                                           500,000                  505,158

      Refunding 4.70%, 3/1/2004 (Insured; MBIA)                                                 130,000                  131,856

East Side Union High School District-Santa Clara County

   GO Notes, Refunding 2.20%, 8/1/2004 (Insured; MBIA)                                          450,000                  454,465

El Camino Community College District, GO Notes

   Election of 2002 2.50%, 8/1/2004 (Insured; MBIA)                                             130,000                  131,503

Escondido Union School District, GO Notes, Refunding

   6%, 9/1/2004 (Insured; FGIC)                                                                 520,000                  543,265

Fontana Unified School District, GO Notes, TRAN

   1.75%, 7/2/2004                                                                            2,000,000                2,009,656

Fresno Unified School District, COP, Refunding

   2%, 5/1/2004 (Insured; MBIA)                                                                 355,000                  356,843

Gardena, GO Notes, TRAN 3%, 6/2/2004                                                          2,000,000                2,019,886

Gilroy Unified School District, COP

   (Measure J. Capital Projects)
   5%, 9/1/2004 (Insured; MBIA)                                                                 290,000                  300,276

Golden West Schools Financing Authority School District

   Revenue, Refunding 6.25%, 2/1/2004 (Insured; MBIA)                                           400,000                  406,861

Industry, GO Notes, Refunding

   2.50%, 7/1/2004 (Insured; MBIA)                                                              795,000                  803,860

Industry Urban Development Agency
   Tax Allocation Revenue

   Refunding 5%, 5/1/2004 (Insured; MBIA)                                                     1,000,000                1,023,020

Inglewood Unified School District, GO Notes

   1998 Election 2%, 10/1/2003 (Insured; FSA)                                                   395,000                  395,000

Livermore Valley Joint Unified School District, GO Notes

   4.30%, 8/1/2004 (Insured; MBIA)                                                              100,000                  102,564

Los Altos School District, GO Notes, Election of 1998

   8%, 8/1/2004 (Insured; MBIA)                                                                 345,000                  364,289

City of Los Angeles, Water and Power Revenue

   (Power System) 5.25%, 7/1/2004                                                             1,080,000                1,114,053

Los Angeles County Metropolitan Transportation Authority

  Sales Tax Revenue, Refunding:

      2%, 7/1/2004 (Insured; MBIA)                                                              500,000                  503,708

      5.25%, 7/1/2004 (Insured; MBIA)                                                           250,000                  257,799

Los Angeles Department of Airports, Airport Revenue

  (Ontario International Airport)

   5.60%, 5/15/2004 (Insured; FGIC)                                                             520,000                  534,263


                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CALIFORNIA (CONTINUED)

Los Angeles Department of Water and Power

  Electric Power and Light Revenue:

      5%, 6/15/2004                                                                             500,000  (b)             518,957

      5.50%, 6/15/2004                                                                          100,000  (b)             104,069

Los Angeles Municipal Improvement Corporation, LR:

  (Real Property Equipment Acquisition)

      4.60%, 1/1/2004 (Insured; AMBAC)                                                          100,000                  100,824

   Refunding (Central Library Project)

      3%, 6/1/2004 (Insured; MBIA)                                                              490,000                  496,462

Los Angeles Unified School District:

  COP (Multiple Properties Project)

      4.80%, 10/1/2003 (Insured; FSA)                                                           100,000                  100,000

   GO Notes, Election of 1997

      4%, 7/1/2004 (Insured; MBIA)                                                              160,000                  163,526

Marin Emergency Radio Authority, Revenue

  (Public Safety and Emergency Radio)

   3.65%, 8/15/2004 (Insured; AMBAC)                                                            200,000                  204,323

Marysville Joint Unified School District, GO Notes, TRAN

   2.50%, 10/15/2003                                                                          1,000,000                1,000,397

Maywood, COP, VRDN (Infrastructure Financing Project)

   1.10% (LOC; Allied Irish Bank)                                                             2,960,000  (a)           2,960,000

Modesto Irrigation District Financing Authority

  Electric Power and Light Revenue, Refunding

   5.05%, 10/1/2003 (Insured; MBIA)                                                             200,000                  200,000

Mount San Antonio Community College District, GO Notes

   3.25%, 5/1/2004 (Insured; FGIC)                                                              750,000                  759,765

Napa County, COP (Capital Improvement Project)

   4.60%, 12/1/2003 (Insured; MBIA)                                                             100,000                  100,561

Oakland State Building Authority, LR

   (Elihu M. Harris) 4.10%, 4/1/2004 (Insured; AMBAC)                                           210,000                  213,158

Orange County Public Financing Authority, LR, Refunding

   (Juvenile Justice Center Facility)
   3%, 6/1/2004 (Insured; AMBAC)                                                                100,000                  101,288

Oroville Union High School District, GO Notes
   Election of 2002

   4%, 8/1/2004 (Insured; FSA)                                                                  225,000                  230,487

Panama-Buena Vista Union School District, GO Notes
   Refunding 3.50%, 8/1/2004 (Insured; FSA)                                                     140,000                  142,717

Pasadena, COP (Multi-Purpose Projects)

   4.875%, 2/1/2004 (Insured; AMBAC)                                                            150,000                  151,863

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CALIFORNIA (CONTINUED)

Perris Union High School District, GO Notes, TRAN

   2.50%, 12/17/2003                                                                            885,000                  887,305

Pittsburgh Unified School District, GO Notes, Refunding

   3.50%, 8/1/2004 (Insured; FGIC)                                                              220,000                  224,311

City of Pomona, COP (General Fund Lease Financing)

   10%, 6/1/2004 (Insured; AMBAC)                                                               315,000                  333,763

Rio Linda Union School District, GO Notes, Refunding

   6.10%, 8/1/2004 (Insured; FSA)                                                               580,000                  604,330

Riverside County Transportation Commission
   Sales Tax Revenue

   5.50%, 6/1/2004 (Insured; AMBAC)                                                             250,000                  257,346

Riverside Redevelopment Agency, LR, Refunding

   2%, 10/1/2003 (Insured; AMBAC)                                                               545,000                  545,000

Riverside Transit Agency, COP, Refunding

   2%, 10/1/2004 (Insured; FSA)                                                                 250,000                  252,081

County of Sacramento, Special Tax Revenue, Refunding

   (Laguna Community Facilities District)
   3%, 12/1/2003 (Insured; MBIA)                                                                135,000                  135,425

Sacramento Redevelopment Agency, Tax Allocation Revenue

   (Merged Downtown Sacramento)
   4.75%, 11/1/2003 (Insured; FSA)                                                              120,000                  120,325

San Diego Area Housing and Finance Agency, LR, VRDN:

   1.10%, Series A (Liquidity Facility; Societe Generale)                                     8,555,000  (a)           8,555,000

   1.10%, Series B (Liquidity Facility; Societe Generale)                                     2,640,000  (a)           2,640,000

San Diego County, COP, VRDN

   (Friends of Chabad) 1.15% (LOC; Comerica Bank)                                             1,500,000  (a)           1,500,000

San Diego County Regional Transportation Commission

   Sales Tax Revenue 6%, 4/1/2004 (Insured; AMBAC)                                              550,000                  563,587

San Diego Housing Authority, MFHR, VRDN

   (Logan Square Apartments)
   1.27% (Liquidity Facility; Merrill Lynch)                                                  1,800,000  (a)           1,800,000

San Francisco City & County, GO Notes

   2%, 6/15/2004 (Insured; MBIA)                                                                550,000                  553,842

San Francisco City & County Airports Commission

  International Airport Revenue

   5.50%, 5/1/2004 (Insured; FGIC)                                                              200,000                  204,623


                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CALIFORNIA (CONTINUED)

San Jose Redevelopment Agency, Tax Allocation Revenue

  (Merged Area Redevelopment Project):

      2%, 8/1/2004 (Insured; XL Capital Assurance)                                              300,000                  302,350

      3%, 8/1/2004 (Insured; MBIA)                                                              630,000                  640,399

San Mateo Foster City School District, GO Notes, Refunding

   2%, 9/1/2004 (Insured; FSA)                                                                  100,000                  100,787

Santa Clara County-El Camino Hospital District

  Hospital Facilities Authority Revenue

  VRDN (Valley Medical Center Project):

      1.10%, Series A
         (LOC; State Street Bank & Trust Co.)                                                   672,000  (a)             672,000

      1.10%, Series B
         (LOC; State Street Bank & Trust Co.)                                                11,930,000  (a)          11,930,000

South Orange County Public Financing Authority

   Special Tax Revenue 4.20%, 8/15/2004 (Insured; FSA)                                          250,000                  256,925

Southern California Public Power Authority
   Electric Power and Light Revenue, Refunding
   (Palo Verde Project) 5.50%, 7/1/2004 (Insured; AMBAC)                                        100,000                  103,240

Stockton Community Facilities District

  Special Tax Revenue, VRDN (Arch Road East)

   1.05% (LOC; Wells Fargo Bank)                                                              2,700,000  (a)           2,700,000

Tobacco Securitization Authority of Southern California

  Tobacco Settlement Revenue, VRDN

   1.23% (LOC; WestLB AG)                                                                    10,280,000  (a)          10,280,000

City of Tracy, Waste Water Revenue

   2%, 12/1/2003 (Insured; AMBAC)                                                               270,000                  270,378

Tulare County, COP, Capital Improvement Program

   5.20%, 2/15/2004 (Insured; MBIA)                                                             250,000                  253,745

Tulare-Porterville Schools Financing Authority

  COP, VRDN (2002 Refinancing Project)

   1.05% (Insured; FSA and Liquidity Facility;
   Dexia Credit Locale)                                                                       7,075,000  (a)           7,075,000

Victor Valley Union High School District, GO Notes, BAN

   1.25%, 6/30/2004                                                                           2,000,000                2,003,680

Yuba Community College District, GO Notes, TRAN

   2.50%, 10/15/2003                                                                            900,000                  900,357

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. RELATED--.3%

Government of Guam, LOR

   3.50%, 12/1/2003 (Insured; FSA)                                                              400,000                  401,597

Puerto Rico Electric Power Authority, Electric Power and

   Light Revenue, Refunding
   6%, 7/1/2004 (Insured; MBIA)                                                                 100,000                  103,710
--------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $143,443,340)                                                             99.2%              143,443,340

CASH AND RECEIVABLES                                                                                .8%                1,148,910

NET ASSETS                                                                                       100.0%              144,592,250


Summary of Abbreviations

AMBAC               American Municipal Bond

                        Assurance Corporation

BAN                 Bond Anticipation Notes

COP                 Certificate of Participation

FGIC                Financial Guaranty Insurance

                        Company

FSA                 Financial Security Assurance

GO                  General Obligation

IDR                 Industrial Development Revenue

LOC                 Letter of Credit

LOR                 Limited Obligation Revenue

LR                  Lease Revenue

MBIA                Municipal Bond Investors

                        Assurance Insurance

                        Corporation

MFHR                Multi-Family Housing Revenue

RAW                 Revenue Anticipation Warrants

SWDR                Solid Waste Disposal Revenue

TRAN                Tax and Revenue Anticipation

                        Notes

VRDN                Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

F1+, F1                          VMIG1, MIG1, P1                 SP1+, SP1, A1+, A1                               85.3

AAA, AA, A (c)                   Aaa, Aa, A (c)                  AAA, AA, A (c)                                   13.4

Not Rated (d)                    Not Rated (d)                   Not Rated (d)                                     1.3

                                                                                                                 100.0

(A) SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

(B)  BONDS WHICH ARE PREREFUNDED ARE COLLATERALIZED BY U.S. GOVERNMENT
SECURITIES WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND INTEREST
ON THE MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE EARLIEST REFUNDING
DATE.

(C)  NOTES WHICH ARE NOT F, MIG AND SP RATED ARE REPRESENTED BY BOND RATINGS OF
THE ISSUERS.

(D)  SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S,
HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE RATED
SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003 (Unaudited)

                                                             Cost        Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           143,443,340   143,443,340

Cash                                                                  1,297,670

Interest receivable                                                     488,458

Prepaid expenses                                                          9,639

                                                                    145,239,107
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            68,387

Payable for investment securities purchased                             465,580

Receivable for shares of Beneficial Interest redeemed                    65,896

Accrued expenses                                                         46,994

                                                                        646,857
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      144,592,250
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     144,599,859

Accumulated net realized gain (loss) on investments                     (7,609)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      144,592,250
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(unlimited number of $.01 par value shares of Beneficial Interest authorized)
                                                                    144,662,668

NET ASSET VALUE, offering and redemption price per share ($)               1.00

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Six Months Ended September 30, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                        833,710

EXPENSES:

Management fee--Note 2(a)                                              373,039

Shareholder servicing costs--Note 2(b)                                  61,717

Professional fees                                                       29,873

Custodian fees                                                           9,628

Registration fees                                                        7,083

Prospectus and shareholders' reports                                     5,130

Trustees' fees and expenses--Note 2(c)                                     406

Miscellaneous                                                            8,059

TOTAL EXPENSES                                                         494,935

INVESTMENT INCOME--NET                                                 338,775
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($)                     400

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   339,175

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                       September 30, 2003           Year Ended
                                              (Unaudited)       March 31, 2003
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                            338,775           1,315,608

Net realized gain (loss) from investments             400              15,578

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      339,175           1,331,186
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME--NET                          (338,775)          (1,315,608)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold                 132,956,698         222,395,958

Dividends reinvested                              209,211             787,931

Cost of shares redeemed                     (134,819,699)        (278,341,076)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS          (1,653,790)          (55,157,187)

TOTAL INCREASE (DECREASE) IN NET ASSETS      (1,653,390)          (55,141,609)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           146,245,640          201,387,249

END OF PERIOD                                 144,592,250          146,245,640

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                         Six Months Ended
                                       September 30, 2003                                 Year Ended March 31,
                                                                    ----------------------------------------------------------------
                                               (Unaudited)          2003          2002          2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                                1.00          1.00          1.00          1.00           1.00          1.00

Investment Operations:

Investment income--net                                 .002          .008          .016          .029           .024          .026

Distributions:

Dividends from
   investment income--net                             (.002)        (.008)        (.016)        (.029)         (.024)        (.026)

Net asset value, end of period                        1.00           1.00         1.00          1.00           1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                       .46(a)         .81         1.58          2.94           2.43          2.59
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses
   to average net assets                               .66(a)         .68          .64           .65            .68           .66

Ratio of net investment income
   to average net assets                               .45(a)         .81         1.55          2.89           2.40          2.56
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                     144,592        146,246      201,387       176,590        163,310       194,220

(A) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus California Tax Exempt Money Market Fund (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The fund's investment objective is to provide investors with as high a level of current income exempt from federal and California state income taxes, as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund' s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act , which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premium and discount on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments
represents    amortized    cost.    Under    the    terms    of

the custody agreement, the fund received net earnings credits of $7,951 during the period ended September 30, 2003, based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the " Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $8,009 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2003. If not applied, $3,894 of the carryover expires in fiscal 2004 and $4,115 expires in fiscal 2005.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2003 was all tax exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

At September 30, 2003 the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund's average
daily    net    assets    and    is    payable    monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended September 30, 2003, the fund was charged $35,034
pursuant    to    the    Shareholder    Services    Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2003, the fund was charged $15,645 pursuant to the transfer agency agreement.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who was not an "affiliated person" as defined in the Act receives an annual fee of $30,000, an attendance fee of $4,000 for each in-person meeting and $500 for telephone meetings. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. These fees are allocated among the funds in the Fund Group in proportion to each fund's relative net assets.



                        For More Information

                        Dreyfus California Tax Exempt
                        Money Market Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent & Dividend Disbursing Agent
                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET  Information can be
viewed online or downloaded from:

http://www.dreyfus.com

(c) 2003 Dreyfus Service Corporation                                  357SA0903




ITEM 2.      CODE OF ETHICS.

            Not applicable.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

            Not applicable.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6.      [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8.      [RESERVED]

ITEM 9.      CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1)      Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.


                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CALIFORNIA TAX EXEMPT MONEY MARKET FUND

By:   /s/ Stephen E. Canter
      ---------------------
      Stephen E. Canter
      President

Date:  November 21, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Stephen E. Canter
      ---------------------
      Stephen E. Canter
      Chief Executive Officer

Date:  November 21, 2003

By:   /s/ James Windels
      -----------------
      James Windels
      Chief Financial Officer

Date:  November 21, 2003



                                EXHIBIT INDEX

      (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

      (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)